Note 19	6 Months Ended
Jun. 30, 2025
Other Assets And Liabilities [Abstract]
Disclosure of Other Assets And Liabilities [Text Block]	Other assets and liabilities
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

OTHER ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	June 2025	December 2024
ASSETS
Inventories	1,305	1,299
Transactions in progress	30	482
Accruals	2,086	1,862
Other items	1,388	1,881
Total	4,810	5,525
LIABILITIES
Transactions in progress	365	306
Accruals	2,840	3,066
Other items	3,467	1,997
Total	6,672	5,370